Schedule of investments
Delaware Ivy Smid Cap Core Fund
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.16%
Basic Materials — 8.55%
Beacon Roofing Supply †	48,780	$ 4,414,590
Boise Cascade	34,873	4,157,559
Huntsman	164,732	3,750,948
Kaiser Aluminum	23,320	2,049,828
Minerals Technologies	53,639	4,460,619
Reliance	15,157	4,328,839
Summit Materials Class A †	57,516	2,105,661
Westrock	54,756	2,752,036
		28,020,080
Business Services — 4.81%
ABM Industries	49,160	2,486,021
Aramark	71,853	2,444,439
ASGN †	28,448	2,508,260
Casella Waste Systems Class A †	20,213	2,005,534
Clean Harbors †	13,925	3,149,139
WillScot Mobile Mini Holdings †	84,482	3,179,903
		15,773,296
Capital Goods — 11.81%
Ameresco Class A †	32,981	950,183
API Group †	33,690	1,267,755
Applied Industrial Technologies	6,362	1,234,228
Atkore	7,860	1,060,550
Carlisle	10,571	4,283,475
Chart Industries †	12,216	1,763,257
Federal Signal	36,633	3,065,083
Gates Industrial †	67,871	1,073,041
Graco	28,325	2,245,606
Kadant	7,121	2,092,007
KBR	50,547	3,242,085
Lincoln Electric Holdings	19,490	3,676,594
Quanta Services	7,004	1,779,646
Regal Rexnord	15,138	2,046,960
Tetra Tech	14,907	3,048,183
WESCO International	22,356	3,543,873
Zurn Elkay Water Solutions	79,402	2,334,419
		38,706,945
Consumer Discretionary — 4.61%
BJ's Wholesale Club Holdings †	37,206	3,268,175
Dick's Sporting Goods	21,515	4,622,498
Five Below †	21,197	2,309,837
Malibu Boats Class A †	26,490	928,210
Steven Madden	94,001	3,976,242
		15,104,962
Consumer Services — 2.84%
Brinker International †	45,875	3,320,891
Jack in the Box	15,394	784,170
Texas Roadhouse	21,035	3,611,920
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Services (continued)
Wendy's	93,450	$ 1,584,912
		9,301,893
Consumer Staples — 3.27%
Casey's General Stores	12,605	4,809,564
Helen of Troy †	12,211	1,132,448
J & J Snack Foods	15,991	2,596,459
YETI Holdings †	56,813	2,167,416
		10,705,887
Credit Cyclicals — 3.23%
BorgWarner	57,637	1,858,217
KB Home	31,126	2,184,423
La-Z-Boy	40,401	1,506,149
Taylor Morrison Home †	35,214	1,952,264
Toll Brothers	26,748	3,080,835
		10,581,888
Energy — 5.20%
Chesapeake Energy	63,024	5,179,942
Liberty Energy	247,846	5,177,503
Permian Resources	178,021	2,875,039
Southwestern Energy †	569,131	3,830,252
		17,062,736
Financials — 13.45%
Axis Capital Holdings	50,091	3,538,929
Columbia Banking System	139,795	2,780,523
East West Bancorp	67,549	4,946,613
Essent Group	45,358	2,548,666
Hamilton Lane Class A	19,009	2,349,132
Kemper	64,852	3,847,669
Pinnacle Financial Partners	37,308	2,986,132
Primerica	10,252	2,425,418
Reinsurance Group of America	20,049	4,115,458
SouthState	34,038	2,601,184
Stifel Financial	57,551	4,842,917
Valley National Bancorp	219,525	1,532,285
Webster Financial	75,947	3,310,530
WSFS Financial	47,949	2,253,603
		44,079,059
Healthcare — 13.11%
Amicus Therapeutics †	129,146	1,281,128
Apellis Pharmaceuticals †	39,962	1,532,942
Azenta †	30,998	1,631,115
Bio-Techne	32,346	2,317,591
Blueprint Medicines †	32,810	3,536,262
Encompass Health	36,623	3,141,887
Exact Sciences †	43,356	1,831,791
Halozyme Therapeutics †	59,424	3,111,441
Insmed †	62,662	4,198,354
Inspire Medical Systems †	11,491	1,537,840
NQ- IV065 [0624] 0824 (3775145)    1

Schedule of investments
Delaware Ivy Smid Cap Core Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Intra-Cellular Therapies †	29,849	$ 2,044,358
Lantheus Holdings †	29,357	2,357,073
Ligand Pharmaceuticals †	22,256	1,875,291
Natera †	39,841	4,314,382
Neurocrine Biosciences †	29,092	4,005,096
OmniAb 12.5 =, †	10,854	0
OmniAb 15 =, †	10,854	0
Repligen †	14,423	1,818,163
Supernus Pharmaceuticals †	45,673	1,221,753
Ultragenyx Pharmaceutical †	30,036	1,234,480
		42,990,947
Media — 1.69%
IMAX †	95,874	1,607,807
Interpublic Group	82,578	2,402,194
Nexstar Media Group	9,237	1,533,434
		5,543,435
Real Estate Investment Trusts — 6.99%
Brixmor Property Group	138,870	3,206,508
Camden Property Trust	32,943	3,594,411
First Industrial Realty Trust	77,450	3,679,650
Healthpeak Properties	143,579	2,814,148
Jones Lang LaSalle †	10,852	2,227,699
Kite Realty Group Trust	126,192	2,824,177
National Storage Affiliates Trust	61,261	2,525,178
Terreno Realty	34,517	2,042,716
		22,914,487
Technology — 14.33%
Box Class A †	45,558	1,204,553
Coherent †	47,297	3,427,141
Dynatrace †	51,541	2,305,944
ExlService Holdings †	104,233	3,268,747
Guidewire Software †	25,076	3,457,730
MACOM Technology Solutions Holdings †	33,997	3,789,646
MaxLinear †	61,380	1,236,193
Procore Technologies †	31,574	2,093,672
PTC †	29,882	5,428,663
Q2 Holdings †	50,832	3,066,694
Rapid7 †	23,491	1,015,516
Rubrik Class A †	8,454	259,200
Semtech †	80,986	2,419,862
Silicon Laboratories †	18,837	2,083,937
Smartsheet Class A †	39,608	1,745,921
Sprout Social Class A †	21,273	759,021
SPS Commerce †	4,319	812,663
Varonis Systems †	65,158	3,125,629
WNS Holdings †	43,208	2,268,420
Workiva †	14,658	1,069,887
	Number of shares	Value (US $)
Common Stocks (continued)
Technology (continued)
Yelp †	36,476	$ 1,347,788
Ziff Davis †	14,126	777,636
		46,964,463
Transportation — 3.68%
ArcBest	5,073	543,217
International Seaways	9,308	550,382
Kirby †	36,394	4,357,454
Knight-Swift Transportation Holdings	51,558	2,573,775
Saia †	1,312	622,269
Scorpio Tankers	7,478	607,887
Teekay Tankers Class A	4,699	323,338
Werner Enterprises	46,545	1,667,707
XPO †	7,822	830,305
		12,076,334
Utilities — 1.59%
Black Hills	46,527	2,530,138
Spire	44,071	2,676,432
		5,206,570
Total Common Stocks (cost $274,847,758)		325,032,982

Short-Term Investments — 0.93%
Money Market Mutual Funds — 0.93%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	766,729	766,729
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	766,728	766,728
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	766,728	766,728
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	766,726	766,726
Total Short-Term Investments (cost $3,066,911)		3,066,911

Total Value of Securities—100.09% (cost $277,914,669)		328,099,893
Liabilities Net of Receivables and Other Assets—(0.09%)		(308,997)
Net Assets Applicable to 19,880,387 Shares Outstanding—100.00%		$327,790,896

2    NQ- IV065 [0624] 0824 (3775145)

(Unaudited)
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
NQ- IV065 [0624] 0824 (3775145)    3